Related Party Transactions (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended						9 Months Ended		12 Months Ended
	May 01, 2019	Sep. 30, 2018	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Mar. 31, 2020	Mar. 31, 2019	Jun. 30, 2019	Jun. 30, 2018
Debt converted into shares, amount											$ 20	$ 20
Debt converted into shares									68,093		9,664	8,926
Accrued interest											$ 84,475	$ 72,638
Outstanding amount			$ 77,591						$ 77,591		58,165
Number of common stock shares issued, value			150,000	$ 132,500	$ 64,500	$ 80,000	$ 20,000	$ 10,000			$ 160,000	81,000
Rent expense	$ 1,350
Former Director [Member]
Debt converted into shares, amount		$ 130,733
Accrued fees		$ 186,000						$ 186,000
Debt converted into shares		642,203
Accrued interest			$ 0			1,931			$ 0	$ 1,931
Officers [Member]
Debt interest rate			6.00%						6.00%		6.00%
Loan from officers			$ 48,052			$ 53,712			$ 48,052	53,712	$ 144,507	77,326
Interest on loans									3,625	$ 38,545	15,467	44,274
Outstanding amount											$ 58,165	$ 777,712
Number of common stock shares issued										1,150,000	1,150,000
Shares issued price per shares						$ 0.50				$ 0.50
Number of common stock shares issued, value										$ 575,000	$ 575,000
Mr. Smiley [Member]
Debt converted into shares, amount									$ 15,500
Debt converted into shares									62,000
Legal and consulting expenses									$ 15,500		9,000
Microphase Corporation [Member]
Company owed amount			$ 32,545						$ 32,545		$ 32,545